Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Lease, Cost [Table Text Block]	The following table summarizes lease cost for the six months ended June 30, 2021 (in thousands):

Operating lease costs	$30,649
Variable lease costs	$28,409
Sublease Income	$10,227

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2021 are as follows (in thousands):

Year
2021 *	$1,396
2022	—
2023	—
2024	—
2025	—
Thereafter	—
Total lease payments	$1,396
Less: Imputed interest **	(6)
Total present value of operating lease liabilities	$1,390
Less: Short-term portion	(1,390)
Long-term operating lease liabilities	$—

*For remaining six months ended December 31, 2021
**Based on incremental borrowing rate of